Financial Instruments - Contractual maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	$ 5,143	$ 7,210
Within 90 days or less [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	5,143	7,210
In later than 90 days, not later than one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	$ 0	$ 0